Segment reporting - Sales by product line (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of products and services [abstract]
Sales	$ 1,615,222	$ 2,242,002	[1]	$ 1,732,276	[1]
Silicon Metal Product Line [Member]
Disclosure of products and services [abstract]
Sales	539,872	933,366		739,618
Manganese Alloys Product Line [Member]
Disclosure of products and services [abstract]
Sales	447,311	527,757		363,644
Ferrosilicon Product Line [Member]
Disclosure of products and services [abstract]
Sales	275,368	359,374		266,862
Other Silicon Based Alloys Product Line [Member]
Disclosure of products and services [abstract]
Sales	181,736	215,697		188,183
Silica Fume Product Line [Member]
Disclosure of products and services [abstract]
Sales	33,540	37,061		36,338
Energy Product Line [Member]
Disclosure of products and services [abstract]
Sales		12,149		7,244
Other Product Lines [Member]
Disclosure of products and services [abstract]
Sales	$ 137,395	$ 156,598		$ 130,387

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.